Noncontrolling Interest	12 Months Ended
Dec. 31, 2018
NONCONTROLLING INTEREST [Abstract]
Noncontrolling Interest

18. NONCONTROLLING INTEREST

Currently, the noncontrolling interests in the Sohu Group’s consolidated financial statements primarily consist of noncontrolling interests for Sogou and Changyou.

Noncontrolling Interest in the Consolidated Balance Sheets

As of December 31, 2017 and 2018, noncontrolling interest in the consolidated balance sheets was $1.07 billion and $0.96 billion, respectively.

	As of December 31,
	2017	2018
Sogou	$623,785	$686,503
Changyou	442,818	277,608

Total	$1,066,603	$964,111

Noncontrolling Interest of Sogou

As of December 31, 2018 and 2017, noncontrolling interest of Sogou of $686.5 million and $623.8 million, respectively, was recognized in the Sohu Group’s consolidated balance sheets, both representing an economic interest of 67% and 66%, respectively, in Sogou’s net assets held by shareholders other than Sohu and reflecting the reclassification of Sogou’s share-based compensation expense from shareholders’ additional paid-in capital to noncontrolling interest.

Noncontrolling Interest of Changyou

As of December 31, 2018 and 2017, noncontrolling interest of Changyou of $277.6 million and $442.8 million, respectively, was recognized in the Sohu Group’s consolidated balance sheets, representing a 33% and 32% economic interest for 2018 and 2017, respectively, in Changyou’s net assets held by shareholders other than Sohu and reflecting the reclassification of Changyou’s share-based compensation expense from shareholders’ additional paid-in capital to noncontrolling interest.

Noncontrolling Interest in the Consolidated Statements of Comprehensive Income /(Loss)

For the years ended December 31, 2018, 2017 and 2016, respectively, the Sohu Group had net income of $92.7 million, net income of $84.5 million and net income of $109.0 million, respectively, attributable to the noncontrolling interest in the consolidated statements of comprehensive income /(loss).

	Year Ended December 31,
	2016	2017	2018
Sogou	$61,403	$77,025	$65,586
Changyou	47,645	7,603	27,137
Other	0	(105)	0

Total	$109,048	$84,523	$92,723

Noncontrolling Interest of Sogou

For the years ended December 31, 2018, 2017 and 2016, respectively, a $65.6 million net income, a $77.0 million net income and a $61.4 million net income, respectively, attributable to the noncontrolling interest of Sogou was recognized in the Sohu Group’s consolidated statements of comprehensive income, representing Sogou’s net income /(loss) attributable to shareholders other than Sohu.

Noncontrolling Interest of Changyou

For the years ended December 31, 2018, 2017 and 2016, respectively, a $27.1 million net income, a $7.6 million net income and a $47.6 million net income, respectively, attributable to the noncontrolling interest of Changyou was recognized in the Sohu Group’s consolidated statements of comprehensive income /(loss), representing a 33%, 32% and 31%, economic interest, respectively, in Changyou attributable to shareholders other than Sohu.